Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Schedule of changes in carrying value of goodwill
	March 31, 2023	December 31, 2022
Opening balance	61,994,758	62,387,725
Effect of exchange rate changes	78,675	(392,967)
Closing balance	62,073,433	61,994,758

	As of December 31,
	2022	2021
A summary of the changes in carrying value of goodwill is as follows:
Opening balance	62,387,725	6,352,720
Goodwill relating to acquisitions consummated during the period	—	56,423,109
Effect of exchange rate changes	(392,967)	(388,104)
Closing balance	61,994,758	62,387,725